Summary of significant accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	19.00%
Foreign Currency Exchange Rate, Translation	0.1537	0.1440	0.1541
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC.
Foreign Currency Average Exchange Rate Translation	0.1478	0.1506	0.1606
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,078,045
Suzhou E-Motor [Member]
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%